Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Innovation Leaders ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
T. Rowe Price Natural Resources ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%
T. Rowe Price Technology ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.63%
T. Rowe Price Value ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.33%